PERRITT FUNDS, INC.
300 South Wacker Drive
Suite 2880
Chicago, Illinois 60606

March 5, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	PERRITT FUNDS, INC. (the “Company”) 333-114371 and 811-21556

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of its series, the Perritt MicroCap Opportunities Fund and the Perritt Ultra MicroCap Fund, (collectively the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated February 28, 2013, and filed electronically as Post-Effective Amendment No. 13 to the Company’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (312) 669-1650.

Sincerely yours,

PERRITT FUNDS, INC.

/s/ Lynn E. Burmeister
Lynn E. Burmeister
Vice President and Chief Compliance Officer